John Hancock Funds II
Supplement dated 3-27-15 to the current Class A and Class C Shares Prospectus

Fundamental Large Cap Value Fund (the "fund")

Effective immediately, the fund's principal investment strategies as disclosed under the heading "Principal investment strategies" in the "Fund summary" section are revised and restated in their entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that compose the Russell 1000 Index. As of February 28, 2015, the lowest market capitalization in this group was $4.33 billion. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. The subadvisor uses the results of its fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. The subadvisor seeks to identify equity securities by evaluating purchase price relative to range of value estimates and the quality of the businesses that it is purchasing. The subadvisor seeks to sell fund holdings when the valuation is no longer favorable, the subadvisor's assessment of the quality of the business changes or when the subadvisor finds more attractive opportunities.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps (including interest-rate swaps). The fund may also invest in U.S. government securities and other short-term securities, such as money market instruments and repurchase agreements.

John Hancock Funds II
Supplement dated 3-27-15 to the current Class I Shares Prospectus

Fundamental Large Cap Value Fund (the "fund")

Effective immediately, the fund's principal investment strategies as disclosed under the heading "Principal investment strategies" in the "Fund summary" section are revised and restated in their entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that compose the Russell 1000 Index. As of February 28, 2015, the lowest market capitalization in this group was $4.33 billion. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. The subadvisor uses the results of its fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. The subadvisor seeks to identify equity securities by evaluating purchase price relative to range of value estimates and the quality of the businesses that it is purchasing. The subadvisor seeks to sell fund holdings when the valuation is no longer favorable, the subadvisor's assessment of the quality of the business changes or when the subadvisor finds more attractive opportunities.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps (including interest-rate swaps). The fund may also invest in U.S. government securities and other short-term securities, such as money market instruments and repurchase agreements.

John Hancock Funds II
Supplement dated 3-27-15 to the current Prospectuses for Class R1, Class R3, and Class R5 share classes

Fundamental Large Cap Value Fund (the "fund")

Effective immediately, the fund's principal investment strategies as disclosed under the heading "Principal investment strategies" in the "Fund summary" section are revised and restated in their entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that compose the Russell 1000 Index. As of February 28, 2015, the lowest market capitalization in this group was $4.33 billion. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. The subadvisor uses the results of its fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. The subadvisor seeks to identify equity securities by evaluating purchase price relative to range of value estimates and the quality of the businesses that it is purchasing. The subadvisor seeks to sell fund holdings when the valuation is no longer favorable, the subadvisor's assessment of the quality of the business changes or when the subadvisor finds more attractive opportunities.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps (including interest-rate swaps). The fund may also invest in U.S. government securities and other short-term securities, such as money market instruments and repurchase agreements.

John Hancock Funds II
Supplement dated 3-27-15 to the current Prospectuses for Class NAV and Class 1 share classes

Fundamental Large Cap Value Fund (the "fund")

Effective immediately, the fund's principal investment strategies as disclosed under the heading "Principal investment strategies" in the "Fund summary" section are revised and restated in their entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that compose the Russell 1000 Index. As of February 28, 2015, the lowest market capitalization in this group was $4.33 billion. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. The subadvisor uses the results of its fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. The subadvisor seeks to identify equity securities by evaluating purchase price relative to range of value estimates and the quality of the businesses that it is purchasing. The subadvisor seeks to sell fund holdings when the valuation is no longer favorable, the subadvisor's assessment of the quality of the business changes or when the subadvisor finds more attractive opportunities.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps (including interest-rate swaps). The fund may also invest in U.S. government securities and other short-term securities, such as money market instruments and repurchase agreements.